Acquisitions and disposals (Details)	12 Months Ended
Jun. 30, 2021 USD ($) shares
Statement [Line Items]
Beginning balance	116,500
Capitalization of issueshare premium and capitalinflation adjustment of share capital, number of shares	137,722,151
Issuance of ordinary shares | $	$ 380,000,000
Ending balance	517,838,651
Pareto S.A. - Share capital increase [Member]
Statement [Line Items]
Beginning balance	116,500
Capitalization of issueshare premium and capitalinflation adjustment of share capital, number of shares	137,722,151
Issuance of ordinary shares | $	$ 380,000,000
Ending balance	517,838,651